Employee compensation and benefits - Income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Compensation And Benefits [Abstract]
Defined benefit pension plans	$ 100	$ 218	$ 256
Defined contribution pension plans	603	783	793
Pension plans	703	1,001	1,049
Defined benefit and contribution healthcare plans	(34)	41	6
Post-employment benefits	$ 669	$ 1,042	$ 1,055